Earnings per share	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings per Share	Earnings per share
EARNINGS PER SHARE

Quarters				Half year
Q2 2023	Q1 2023	Q2 2022		2023	2022
3,134	8,709	18,040	Income/(loss) attributable to Shell plc shareholders ($ million)	11,843	25,156

			Weighted average number of shares used as the basis for determining:
6,793.4	6,918.9	7,453.2	Basic earnings per share (million)	6,855.8	7,527.7
6,854.2	6,982.1	7,518.5	Diluted earnings per share (million)	6,917.8	7,589.6